Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.3%
	COMMUNICATIONS — 1.2%
23,113	ATN International, Inc.	$1,135,311
21,908	World Wrestling Entertainment, Inc. - Class A	1,188,728
		2,324,039
	CONSUMER DISCRETIONARY — 4.6%
69,545	1-800-Flowers.com, Inc. - Class A*	1,920,137
28,261	Carter's, Inc.	2,513,251
74,623	Designer Brands, Inc.	1,298,440
40,089	Liquidity Services, Inc.*	744,854
35,458	Monro, Inc.	2,333,136
		8,809,818
	CONSUMER STAPLES — 3.6%
26,974	Cal-Maine Foods, Inc.*	1,036,341
19,221	Chefs' Warehouse, Inc.*	585,472
37,400	Herbalife Nutrition Ltd.*,1	1,659,064
29,655	Nu Skin Enterprises, Inc. - Class A	1,568,453
36,709	TreeHouse Foods, Inc.*	1,917,678
		6,767,008
	ENERGY — 0.7%
137,947	NexTier Oilfield Solutions, Inc.*	513,163
32,242	Oceaneering International, Inc.*	368,203
201,684	Ring Energy, Inc.*	465,890
		1,347,256
	FINANCIALS — 13.1%
16,625	BankUnited, Inc.	730,669
16,479	Banner Corp.	878,825
49,589	Berkshire Hills Bancorp, Inc.	1,106,826
41,524	BRP Group, Inc. - Class A*	1,131,529
83,041	Byline Bancorp, Inc.	1,756,317
75,316	Customers Bancorp, Inc.*	2,396,555
13,838	eHealth, Inc.*	1,006,438
13,958	Evercore, Inc. - Class A	1,838,827
7,504	Flushing Financial Corp.	159,310
67,434	National Bank Holdings Corp. - Class A	2,675,781
60,465	Pacific Premier Bancorp, Inc.	2,626,600
30,447	PacWest Bancorp	1,161,553
4,843	Signature Bank	1,095,002
31,822	TCF Financial Corp.	1,478,450
22,199	Texas Capital Bancshares, Inc.*	1,574,353

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
58,787	Veritex Holdings, Inc.	$1,923,511
20,240	Voya Financial, Inc.	1,288,074
		24,828,620
	HEALTH CARE — 16.5%
58,469	Acadia Healthcare Co., Inc.*	3,340,919
28,333	Avid Bioservices, Inc.*	516,510
12,774	Charles River Laboratories International, Inc.*	3,702,288
4,902	Chemed Corp.	2,254,038
85,922	Coherus Biosciences, Inc.*	1,255,320
159,622	Cross Country Healthcare, Inc.*	1,993,679
10,795	Haemonetics Corp.*	1,198,353
21,964	HealthEquity, Inc.*	1,493,552
79,542	HMS Holdings Corp.*	2,941,065
35,532	MEDNAX, Inc.*	905,000
57,351	Merit Medical Systems, Inc.*	3,434,178
23,656	ModivCare, Inc.*	3,503,927
36,148	Prestige Consumer Healthcare, Inc.*	1,593,404
16,117	Quidel Corp.*	2,061,848
37,500	Supernus Pharmaceuticals, Inc.*	981,750
		31,175,831
	INDUSTRIALS — 30.0%
28,126	Advanced Energy Industries, Inc.	3,070,515
44,731	AerCap Holdings NV*,1	2,627,499
29,667	Albany International Corp. - Class A	2,476,304
39,357	Altra Industrial Motion Corp.	2,177,229
231,968	Ardmore Shipping Corp.[1]	1,053,135
32,661	ASGN, Inc.*	3,117,166
17,255	AZZ, Inc.	868,789
24,720	Barnes Group, Inc.	1,224,629
30,983	Belden, Inc.	1,374,716
68,154	CAI International, Inc.	3,102,370
29,380	Capital Product Partners LP1	326,999
29,960	Casella Waste Systems, Inc. - Class A*	1,904,557
37,718	Columbus McKinnon Corp.	1,990,002
22,647	Diamond S Shipping, Inc.*,1	227,149
33,437	Dycom Industries, Inc.*	3,104,625
5,723	FTI Consulting, Inc.*	801,850
82,382	Harsco Corp.*	1,412,851
29,987	Huron Consulting Group, Inc.*	1,510,745
36,804	Itron, Inc.*	3,262,675

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
48,561	KBR, Inc.	$1,864,257
43,505	Matthews International Corp. - Class A	1,720,623
32,572	Mercury Systems, Inc.*	2,301,212
28,960	MTS Systems Corp.	1,685,472
18,442	Novanta, Inc.*,1	2,432,315
62,254	SP Plus Corp.*	2,041,309
88,062	Team, Inc.*	1,015,355
46,092	Titan Machinery, Inc.*	1,175,346
228,616	U.S. Xpress Enterprises, Inc. - Class A*	2,686,238
64,034	Wabash National Corp.	1,203,839
21,268	Westinghouse Air Brake Technologies Corp.	1,683,575
50,830	WillScot Mobile Mini Holdings Corp.*	1,410,533
		56,853,879
	MATERIALS — 2.3%
86,491	Alamos Gold, Inc. - Class A1	675,495
55,717	Kraton Corp.*	2,038,685
37,355	Silgan Holdings, Inc.	1,570,030
		4,284,210
	REAL ESTATE — 5.3%
56,432	Armada Hoffler Properties, Inc. - REIT	707,657
43,375	Community Healthcare Trust, Inc. - REIT	2,000,455
56,962	iStar, Inc. - REIT	1,012,784
35,289	Omega Healthcare Investors, Inc. - REIT	1,292,636
45,511	QTS Realty Trust, Inc. - Class A - REIT	2,823,503
65,909	STAG Industrial, Inc. - REIT	2,215,202
		10,052,237
	TECHNOLOGY — 14.6%
65,631	ACI Worldwide, Inc.*	2,497,260
15,476	Aspen Technology, Inc.*	2,233,651
48,004	Benchmark Electronics, Inc.	1,484,284
11,113	BM Technologies, Inc. - Class A*	129,466
54,083	Bottomline Technologies DE, Inc.*	2,447,256
39,921	Box, Inc. - Class A*	916,586
114,180	CalAmp Corp.*	1,238,853
15,645	Euronet Worldwide, Inc.*	2,163,704
3,758	Gartner, Inc.*	686,023
65,141	Infinera Corp.*	627,308
17,617	Insight Enterprises, Inc.*	1,681,014
9,577	John Wiley & Sons, Inc. - Class A	519,073

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
113,694	Knowles Corp.*	$2,378,478
44,438	MACOM Technology Solutions Holdings, Inc.*	2,578,293
14,314	Rogers Corp.*	2,694,038
69,855	Sonos, Inc.*	2,617,467
34,003	Xperi Holding Corp.	740,245
		27,632,999
	UTILITIES — 2.4%
36,863	ALLETE, Inc.	2,476,825
44,761	Unitil Corp.	2,045,130
		4,521,955
	Total Common Stocks
	(Cost $138,255,434)	178,597,852
	EXCHANGE-TRADED FUNDS — 2.7%
11,960	iShares Russell 2000 ETF	2,642,443
15,476	iShares Russell 2000 Value ETF	2,467,958
	Total Exchange-Traded Funds
	(Cost $3,722,603)	5,110,401

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$5,767,124	UMB Money Market Fiduciary, 0.01%[2]	5,767,124
	Total Short-Term Investments
	(Cost $5,767,124)	5,767,124
	TOTAL INVESTMENTS — 100.0%
	(Cost $147,745,161)	189,475,377
	Liabilities in Excess of Other Assets — (0.0)%	(75,830)
	TOTAL NET ASSETS — 100.0%	$189,399,547

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.